Property and Equipment	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Property and Equipment

7 - PROPERTY AND EQUIPMENT

March 31, 2013	Cost	Accumulated depreciation	Net book value
	$	$	$

Computer equipment	1,031,033	1,024,223	6,810
Software	105,937	95,509	10,428
Office furniture and equipment	230,010	222,634	7,376
Voice communications equipment	25,115	23,304	1,811
Leasehold improvements	152,180	151,998	182
	1,544,275	1,517,668	26,607

March 31, 2012	Cost	Accumulated depreciation	Net book value
	$	$	$

Computer equipment	1,025,297	1,012,772	12,525
Software	105,123	94,382	10,740
Office furniture and equipment	230,222	221,760	8,462
Voice communications equipment	25,167	23,023	2,144
Leasehold improvements	151,092	151,092	—
	1,536,901	1,503,029	33,871

Depreciation expense for the year ended March 31, 2013 was $11,844 ($14,986 for the year ended March 31, 2012). These expenses are included in the cost of revenue account, the selling, general, and administration account and the research and development account.